EQUITY STRUCTURE (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Class of Stock [Line Items]
Preferred distributions in-kind		$ 18,165,397
Threshold period for the option to sell units	30 days
Class B Common Stock [Member] | NRG
Class of Stock [Line Items]
Units outstanding		73,078,425
Class A Preferred Units
Class of Stock [Line Items]
Number of preferred units issued		152,432,637
Share price (in dollars per share)		$ 0.37
Percentage of preferred return on adjusted purchase price and aggregate amount of capital contributions	15.00%
Class D Units
Class of Stock [Line Items]
Preferred distributions in-kind		$ 39,027,706
Units outstanding		48,546,884
EVgo Holdco
Class of Stock [Line Items]
Percentage of ownership interest held	100.00%		100.00%
Percentage of incentive units granted on available for issuance	68.00%		78.00%
EVgo Holdco | Class A Common Units
Class of Stock [Line Items]
Percentage of ownership interest held	100.00%
EVgo Holdco | Class B Common Stock [Member]
Class of Stock [Line Items]
Maximum percentage of units on total outstanding capital units	1.00%
EVgo Management Holdings, LLC [Member]
Class of Stock [Line Items]
Units outstanding		51,250,000
EVgo Management Holdings, LLC [Member] | Class B Common Stock [Member]
Class of Stock [Line Items]
Percentage of ownership interest held	100.00%
EVgo Management Holdings, LLC [Member] | Class D Units
Class of Stock [Line Items]
Units outstanding		104,301,244